Organization and Description of Business (Details Narrative) - USD ($) $ in Millions	May 27, 2021	Jul. 08, 2019
Registered capital amount		$ 20
RLSP [Member]
Registered capital amount		$ 20
RLSP [Member] | XingxiuHua [Member]
Number of shares issued	40,000,000